                            OppenheimerFunds, Inc.
                              498 Seventh Avenue
                           New York, New York 10018

Dina C. Lee
Assistant Vice President &
Assistant Counsel

April 29, 2003

VIA EDGAR
---------
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Variable Account Funds
            Reg. No. 2-93177; File No. 811-4108
            -----------------------------------

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information of the Registrant,  dated May 1, 2003, no changes were
made  from  the  Prospectus  and  the  Statement  of  Additional   Information
contained in Post-Effective Amendment No. 41 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on April 28, 2003.

                                    Best regards,

                                    /s/Dina C. Lee
                                    ---------------------------------------
                                    Dina C. Lee
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-5089
                                    (212) 323-4071
                                    dclee@oppenheimerfunds.com
                                    --------------------------

cc: Mr. Curtis Young/Securities and
   Exchange Commission (w/o enclosure)
   Myer, Swanson, Adams & Wolf, P.C.
   Deloitte & Touche LLP
   Mitchell Lindauer
   Ms. Gloria LaFond